Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of Concentration Risk Percent

For the nine months ended September 30, 2023 and 2022, as well as three months ended September 30, 2023 and 2022 the Company’s revenues from two major customers accounted more than 10% of the total revenue were as following:

	Nine months ended September 30, 2023		Three months ended September 2023		Nine months ended September 30, 2022		Three months ended September 30, 2022
	Amount	% of Total Revenue	Amount	% of Total Revenue	Amount	% of Total Revenue	Amount	% of Total Revenue
Customer A	$4,901,355	78%	$1,666,917	92%	$4,229,247	54%	$510,034	26%
Customer B	$1,250,979	20%	30,663	2%	$3,641,039	46%	$1,443,070	74%

	As of September 30, 2023		As of September 30, 2022
	Accounts Receivable	% of Total Accounts Receivable	Accounts Receivable	% of Total Accounts Receivable
Customer A	$3,411,067	96%	$2,997,351	100%
Customer B	$-	%	$-	%

●	Customer A: Shanghai Xinsen Import & Export Co., Ltd (“Shanghai Xinsen”), a related party that sells RLSP’s products to Shanghai Hongyang Sealing Co., Ltd. (“Shanghai Hongyang”) and Wuhu Huichi Auto Parts Co., Ltd. (“Wuhu Huichi”), two unrelated parties, and certified first-tier suppliers of Auto Manufacturers.
●	Customer B: eGT New Energy Automotive Co., Ltd. (‘eGT”), an unrelated party.

Major vendors

For the nine months ended September 30, 2023 and 2022, as well as three months ended September 30, 2023 and 2022, the Company made purchases from three vendors that accounted more than 10% of the total purchases as follows:

	Nine months ended September 30, 2023		Three months ended September 30, 2023		Nine months ended September 30, 2022		Three months ended September 30, 2022
	Amount	% of Total Purchase	Amount	% of Total Purchase	Amount	% of Total Purchase	Amount	% of Total Purchase
Vendor A	$5,418,472	93%	$1,696,683	99%	$4,317,141	71%	$523,970	48%
Vendor B	$-	%	$-	%	$79,091	1%	$-	%
Vendor C	$428,109	7%	$3,269	1%	$1,685,360	28%	$557,569	52%

	As of September 30, 2023		As of September 30, 2022
	Accounts payable	% of Total Accounts Payable	Accounts payable	% of Total Accounts Payable
Vendor A	$1,795,676	28%	$1,330,458	17%
Vendor B	$4,564,380	72%	$6,399,960	83%
Vendor C	$-	%	$-	%

●	Vendor A: Shanghai Haozong Rubber & Plastic Technology Co., Ltd. (“Shanghai Haozong”), a related party.
●	Vendor B: Shanghai Huaxin Economic and Trade Co., Ltd. (“Shanghai Huaxin”), a related party, purchase amounts and accounts payable balances include retainage payables.
●	Vendor C: Shanghai Yongliansen Import and Export Trading Company (“Yongliansen”), a related party.

For the years ended December 31, 2022 and 2021, the Company’s revenues from two major customers accounted more than 10% of the total revenue were as following:

	Year ended December 31, 2022		As of December 31, 2022		Year ended December 31, 2021		As of December 31, 2021
	Amount	% of Total Revenue	Accounts Receivable	% of Total Accounts Receivable	Amount	% of Total Revenue	Accounts Receivable	% of Total Accounts Receivable
Customer A	$5,259,447	49%	-	-%	$2,980,431	20%	$-	-%
Customer B	$5,338,728	50%	$4,665,735	100%	$11,620,129	80%	$2,918,850	100%

●	Customer A: eGT New Energy Automotive Co., Ltd. (“eGT”), an unrelated party.
●	Customer B: Shanghai Xinsen Import & Export Co., Ltd (“Shanghai Xinsen”), a related party that sells RLSP’s products to Shanghai Hongyang Sealing Co., Ltd. (“Shanghai Hongyang”) and Wuhu Huichi Auto Parts Co., Ltd. (“Wuhu Huichi”), two unrelated parties of RLSP and the Company, and certified first-tier suppliers of Auto Manufacturers.

Major vendors

For the years ended December 31, 2022 and 2021, the Company made purchases from the major vendors accounted more than 10% of the total purchases were as following:

	Year ended December 31, 2022		As of December 31, 2022		Year ended December 31, 2021		As of December 31, 2021
	Amount	% of Total Purchase	Accounts payable	% of Total Accounts Payable	Amount	% of Total Purchase	Accounts payable	% of Total Accounts Payable
Vendor A	$5,549,968	67%	$2,384,085	32%	$13,370,709	78%	986,079	10%
Vendor B	79,608	1%	5,135,351	68%	2,290,571	13%	7,545,740	75%
Vendor C	$2,626,103	32%	-	-	-	-

●	Vendor A: Shanghai Haozong Rubber & Plastic Technology Co., Ltd. (“Shanghai Haozong”), a related party.
●	Vendor B: Shanghai Huaxin Economic and Trade Co., Ltd. (“Shanghai Huaxin”), a related party, purchase amounts and accounts payable balances include retainage payables.
●	Vendor C: Shanghai Yongliansen Import and Export Trading Company (“Yongliansen”), a related party.